UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $608,066 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLTEL CORP                    COM              020039103    14198   229000 SH                              229000        0        0
AMERICAN INTL GROUP INC        COM              026874107      110     2000     Call                          2000        0        0
AMERICAN INTL GROUP INC        COM              026874107     3361    50000 SH                               50000        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    27134   533600 SH                              533600        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    64220  1217904 SH                             1217904        0        0
BAUER EDDIE HLDGS INC          COM              071625107    14105  1240546 SH                             1240546        0        0
BLACKROCK INC                  COM              09247X101    80250   513400 SH                              513400        0        0
BOYD GAMING CORP               CALL             103304901      291      612     Call                           612        0        0
BOYD GAMING CORP               CALL             103304901     1863     2500     Call                          2500        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     7540   245200 SH                              245200        0        0
COMCAST CORP NEW               CL A             20030N101     2595   100000 SH                              100000        0        0
CORAUTUS GENETICS INC          COM NEW          218139202       72   164492 SH                              164492        0        0
DENNYS CORP                    COM              24869P104    24803  5061916 SH                             5061916        0        0
ESCHELON TELECOM INC           COM              296290109     6968   241112 SH                              241112        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    33757   510000 SH                              510000        0        0
FREMONT GEN CORP               COM              357288109     1386   200000 SH                              200000        0        0
GENCORP INC                    COM              368682100    12207   882000 SH                              882000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    10332    50000 SH                               50000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    14815   475000 SH                              475000        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103     9791   295100 SH                              295100        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    11757   300000 SH                              300000        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     3428   878925 SH                              878925        0        0
ION MEDIA NETWORKS INC         CL A             46205a103        8     5800 SH                                5800        0        0
IPCS INC                       COM NEW          44980Y305    32837   670272 SH                              670272        0        0
LEHMAN BROS HLDGS INC          COM              524908100     3398    48500 SH                               48500        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126    11161   506400                                 506400        0        0
MIRANT CORP NEW                COM              60467R100    10121   250144 SH                              250144        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118    11575   546000                                 546000        0        0
NOVASTAR FINL INC              COM              669947400       56      750     Call                           750        0        0
NRG ENERGY INC                 COM NEW          629377508    21612   300000 SH                              300000        0        0
NRG ENERGY INC                 CALL             629377908      960      490     Call                           490        0        0
NTELOS HLDGS CORP              COM              67020Q107     3364   175000 SH                              175000        0        0
OILSANDS QUEST INC             COM              678046103     1725   500000 SH                              500000        0        0
OWENS CORNING NEW              COM              690742101    11470   360000 SH                              360000        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     2159   546700 SH                              546700        0        0
PATHMARK STORES INC NEW        COM              70322A101     9233   721347 SH                              721347        0        0
PFIZER INC                     CALL             717081903      950     5000     Call                          5000        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847      143     4891 SH                                4891        0        0
PROSPECT STR HIGH INCOME PTF   COM NEW          743586406      319   100000 SH                              100000        0        0
QC HLDGS INC                   COM              74729T101     7588   570931 SH                              570931        0        0
QUALCOMM INC                   COM              747525103    12798   300000 SH                              300000        0        0
QUALITY DISTR INC FLA          COM              74756M102      374    43200 SH                               43200        0        0
RELIANCE STEEL & ALUMINUM CO   COM              759509102     4840   100000 SH                              100000        0        0
SOUTHERN UN CO NEW             COM              844030106     9117   300000 SH                              300000        0        0
TIFFANY & CO NEW               COM              886547108     9096   200000 SH                              200000        0        0
TRUMP ENTMT RESORTS INC        COM              89816T103    16659   921889 SH                              921889        0        0
TYCO INTL LTD NEW              COM              902124106    23663   750000 SH                              750000        0        0
U S AIRWAYS GROUP INC          COM              90341W108     1137    25000 SH                               25000        0        0
U S G CORP                     COM NEW          903293405    41078   880000 SH                              880000        0        0
WCI CMNTYS INC                 COM              92923C104    15642   733000 SH                              733000        0        0